Preference shares (Narrative) (Details) - CAD ($)		12 Months Ended
	Sep. 12, 2019	Dec. 31, 2019	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Proceeds from issuance of preference shares		$ 415,998
Finders fees	$ 19,652
Accrued dividends		$ 9,318	$ 39,814
Class A Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of preference shares issued	1,089,125
Share price per share	$ 0.40
Proceeds from issuance of preference shares	$ 435,650
Fixed dividend rate	7.00%
Redemption period	5 years
Conversion price per share	$ 0.33
Redemption price per share	0.74
Class A Preference Shares [Member] | From date of issuance to first anniversary of issue Date [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.468
Class A Preference Shares [Member] | From day after first anniversary of issue date to date of second anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.536
Class A Preference Shares [Member] | From day after second anniversary of issue date to date of third anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.604
Class A Preference Shares [Member] | From day after third anniversary of issue date to date of fourth anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	0.672
Class A Preference Shares [Member] | From day after fourth anniversary of issue date to date of fifth anniversary [Member]
Disclosure of classes of share capital [line items]
Conversion price per share	$ 0.740